Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 5,212	$ 5,013
Depreciation	519	489
Stock-based compensation	515	463
SERP	369
Deferred compensation	262	231
Lost interest on nonaccrual loans	173	354
State net operating loss	139	132
Commitment reserve	56	60
Other	96	63
Gross deferred tax assets	7,341	6,805
Valuation Allowance	(139)	(132)
Total deferred tax assets	7,202	6,673
Deferred tax liabilities:
Deferred loan costs	495	216
Goodwill	416	367
Deferred servicing fees	219	38
Bond accretion	104	100
Net unrealized security gains		92
Total deferred tax liabilities	1,234	813
Net deferred tax asset	$ 5,968	$ 5,860